PROPERTY AND EQUIPMENT (Details) - Property and equipment - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property and equipment [Abstract]
Office Equipment		$ 24,961	$ 23,781
Less: Accumulated depreciation		(18,646)	(13,772)
Property and equipment, net	$ 10,022	$ 6,315	$ 10,009